PENSION AND OTHER POST-EMPLOYMENT BENEFITS - Telkomsel - Movements of pension benefit obligation (Details) - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of defined benefit plans [line items]
Pension benefit obligations at beginning of year	Rp 9,717	Rp 10,816
Return on plan assets (excluding amount included in net interest expense)	82	720
Employer's contributions	(719)	(226)
Benefits paid	(291)
Pension benefit obligations at end of year	8,509	Rp 9,717
Telkomsel
Disclosure of defined benefit plans [line items]
Pension benefit obligations at end of year	Rp 853